Consolidated Statements of Condition (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Cash and due from banks	$ 36,928,657	$ 24,146,939	$ 29,155,294
Available for sale securities	278,918,481	287,078,463	311,434,437
Held to maturity securities, fair value of $1,492,374 - 2011; $2,010,430 - 2010; $3,340,974 - 2009	1,428,887	1,914,879	3,201,966
Other investments	3,930,300	3,926,371	4,036,304
Federal Home Loan Bank Stock, at cost	2,580,700	2,281,200	5,015,900
Loans	432,407,286	409,898,757	464,976,291
Less: Allowance for loan losses	8,135,622	6,650,258	7,827,806
Loans, net	424,271,664	403,248,499	457,148,485
Bank premises and equipment, net of accumulated depreciation	28,035,308	29,756,239	31,418,884
Other real estate	6,153,238	5,744,150	1,521,313
Accrued interest receivable	2,698,241	3,292,430	4,646,752
Cash surrender value of life insurance	16,196,368	15,951,117	15,329,394
Prepaid FDIC assessments	2,096,320	3,652,972	4,958,309
Other assets	913,926	5,552,225	1,139,861
Total assets	804,152,090	786,545,484	869,006,899
Deposits:
Demand, non-interest bearing	97,581,073	108,277,985	96,541,387
Savings and demand, interest bearing	205,318,859	193,631,209	206,167,484
Time, $100,000 or more	115,014,220	134,667,660	117,347,663
Other time deposits	50,524,930	47,562,661	50,644,895
Total deposits	468,439,082	484,139,515	470,701,429
Federal funds purchased and securities sold under agreements to repurchase	157,600,967	140,102,019	174,430,877
Borrowings from Federal Home Loan Bank	53,323,568	42,957,016	104,270,452
Other liabilities	15,336,172	17,990,072	16,016,204
Total liabilities	694,699,789	685,188,622	765,418,962
Shareholders' Equity:
Common Stock, $1 par value, 15,000,000 shares authorized, 5,136,918, 5,151,139, and 5,151,697 shares issued and outstanding at December 31, 2011, 2010 and 2009, respectively	5,136,918	5,151,139	5,151,697
Surplus	65,780,254	65,780,254	65,780,254
Undivided profits	33,350,861	33,302,381	32,853,346
Accumulated other comprehensive income (loss), net of tax	5,184,268	(2,876,912)	(197,360)
Total shareholders' equity	109,452,301	101,356,862	103,587,937
Total liabilities and shareholders' equity	$ 804,152,090	$ 786,545,484	$ 869,006,899